Offsets	Nov. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Redwood Trust, Inc
Form or Filing Type	S-3
File Number	333-263301
Initial Filing Date	Mar. 04, 2022
Fee Offset Claimed	$ 24,167.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 571,185.95
Termination / Withdrawal Statement	On March 3, 2025, the Registrant filed a Registration Statement on Form S-3 (Registration No. 333-285506), as amended by Post-Effective Amendment No. 1, filed on August 22, 2025 and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of the entire registration fee, except for certain unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and the Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 17, 2013. Offerings under these prior registration statements were completed, and these prior registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the then-remaining Unused Filing Fees of $658,130.76 were carried forward to be applied to fees payable pursuant to the Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under such prior registration statement were completed and such registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the then-remaining Unused Filing Fees of $658,130.76 were carried forward to be applied to fees payable pursuant to the Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under such prior registration statement were completed without the use of any of such carried forward amounts, and, pursuant to Rule 457(p) under the Securities Act, the then-remaining Unused Filing Fees of $658,130.76 were carried forward to be applied to fees payable pursuant to the Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under such prior registration statement were completed after the use of an aggregate of $67,166.20 of such carried forward amounts, and, pursuant to Rule 457(p) under the Securities Act, the then-remaining Unused Filing Fees of $590,964.56 were carried forward to be applied to the fees payable pursuant to the Registration Statement on Form S-3 (Registration No. 333-285506), initially filed by Redwood Trust, Inc. on March 3, 2025 and amended on August 22, 2025, and its related prospectus supplements on a pay-as-you-go basis. On March 4, 2025, the Registrant filed a prospectus supplement relating to such Registration Statement and used $12,305.41 of such carried forward amounts. On August 22, 2025 the Registrant filed a prospectus supplement relating to such Registration Statement and used $7,473.20 of such carried forward amounts, leaving $571,185.95 of the Unused Filing Fees available for use. The Registrant is offsetting the filing fee due under the prospectus supplement to which this exhibit is attached by $24,167.50, leaving $547,018.45 remaining to be applied to future filings from this fee offset source.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sequoia Residential Funding Inc.
Form or Filing Type	S-3
File Number	333-185882-01
Filing Date	Mar. 21, 2013
Fee Paid with Fee Offset Source	$ 24,167.50